Schedule of Investments
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–57.35%
Collateralized Mortgage Obligations–6.45%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,406,467	$4,310,161
Fannie Mae REMICs,
1.50%, 01/25/2028	127,731	126,134
6.50%, 03/25/2032	114,876	120,067
5.75%, 10/25/2035	19,541	19,998
4.08% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	493,810	488,666
4.23% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	332,726	330,134
6.60%, 06/25/2039(b)	617,405	640,415
4.00%, 07/25/2040	333,013	327,843
4.28% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	86,614	86,515
4.30% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	325,963	324,847
4.12% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	393,723	384,786
4.28% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	783,099	777,829
4.22% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	980,684	961,191
IO, 2.00%, 03/25/2051(c)	2,244,222	312,006
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	2,920,200	2,832,941
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,832,948
Freddie Mac REMICs,
4.29% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	322,822	321,716
4.09% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	372,821	371,038
4.15% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	546,222	539,759
4.16% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	296,989	293,974
4.19% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	469,408	465,284
4.65% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	167,547	168,911
4.24% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,051,356	1,043,637
Freddie Mac STRIPS, 4.15%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	406,218	401,420
		20,482,220
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.21%
8.50%, 12/01/2026 to 08/01/2031	$12,053	$12,374
7.05%, 05/20/2027	1,371	1,374
6.50%, 08/01/2028 to 12/01/2035	405,196	420,784
7.00%, 08/01/2028 to 11/01/2035	522,515	549,585
6.00%, 09/01/2029 to 12/01/2053	4,819,803	4,932,861
7.50%, 09/01/2030 to 06/01/2035	184,842	189,667
6.03%, 10/20/2030	146,510	148,342
8.00%, 11/17/2030 to 02/01/2035	27,399	27,828
3.00%, 02/01/2032 to 01/01/2050	6,964,548	6,268,190
2.50%, 09/01/2034 to 12/01/2050	9,006,643	8,261,568
5.00%, 01/01/2037 to 01/01/2040	247,342	250,381
4.50%, 01/01/2040 to 08/01/2041	1,315,152	1,302,110
5.50%, 11/01/2052 to 05/01/2053	10,899,433	11,109,970
ARM, 6.42% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	499,336	515,577
6.60% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2036(a)	516,291	535,692
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	110,124	112,782
6.51% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	18,779	19,553
6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	94,677	97,805
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	13,608	14,016
6.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.89%), 07/01/2038(a)	97,531	100,709
6.37% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.79%), 06/01/2043(a)	152,269	157,600
5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	521,675	541,158
		35,569,926
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–12.00%
6.50%, 07/01/2026 to 11/01/2037	$336,078	$349,806
8.00%, 09/01/2026 to 07/01/2037	353,437	367,654
7.50%, 12/01/2026 to 08/01/2037	682,806	700,683
8.50%, 12/01/2026 to 12/01/2036	76,031	79,606
3.50%, 05/01/2027 to 08/01/2027	203,736	202,102
6.00%, 06/01/2027 to 11/01/2055	7,861,965	8,111,715
0.75%, 10/08/2027	6,000,000	5,730,702
7.00%, 01/01/2028 to 02/01/2036	195,345	204,514
3.00%, 12/01/2031 to 03/01/2050	3,152,463	2,934,757
5.00%, 08/01/2033 to 04/01/2053	2,730,261	2,722,411
2.50%, 12/01/2034 to 08/01/2051	6,861,020	6,459,690
5.50%, 04/01/2035 to 05/01/2035	354,098	361,615
2.00%, 09/01/2035 to 03/01/2051	5,603,309	4,784,082
4.50%, 06/01/2039 to 08/01/2041	1,228,657	1,213,971
4.00%, 09/01/2043 to 12/01/2048	3,413,128	3,286,125
ARM, 6.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	247,425	255,385
6.10% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	26,054	27,083
6.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(a)	9,033	9,272
6.14% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	87,259	90,300
6.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	62,972	64,825
6.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	123,279	126,760
		38,083,058
	Principal Amount	Value
Government National Mortgage Association (GNMA)–19.70%
6.50%, 04/15/2027 to 09/15/2034	$376,696	$388,164
6.38%, 10/20/2027	12,187	12,228
7.00%, 11/15/2027 to 12/15/2036	202,985	207,365
7.50%, 08/15/2028 to 10/15/2035	140,679	146,004
6.00%, 09/15/2029 to 08/15/2033	97,017	98,342
8.00%, 12/15/2030 to 01/15/2037	212,862	218,882
6.10%, 12/20/2033	882,744	911,742
5.65%, 08/20/2034(b)	196,866	200,029
8.50%, 10/15/2036 to 01/15/2037	91,749	93,171
5.87%, 01/20/2039(b)	909,618	935,375
4.59% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	239,785	240,751
4.49% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	635,144	635,817
4.53%, 07/20/2041(b)	184,415	184,955
5.40%, 09/20/2041	495,637	507,437
4.04% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	7,464	7,396
3.50%, 10/20/2042 to 06/20/2050	3,947,378	3,642,262
4.08% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,351,134	1,316,074
3.00%, 10/20/2048 to 11/20/2049	6,819,224	6,145,819
2.50%, 07/20/2049	1,941,734	1,733,999
TBA, 2.00%, 04/01/2056(d)	12,000,000	9,915,937
2.50%, 04/01/2056(d)	7,620,000	6,556,772
4.50%, 04/01/2056(d)	7,500,000	7,246,602
5.00%, 04/01/2056(d)	12,050,000	11,935,967
5.50%, 04/01/2056(d)	6,985,000	7,030,577
Series 2020-137, Class A, 1.50%, 04/16/2062	2,944,679	2,211,483
		62,523,150
Uniform Mortgage-Backed Securities–7.99%
TBA, 4.00%, 04/01/2041(d)	8,000	7,814
4.50%, 04/01/2041(d)	13,287,000	13,193,371
5.00%, 04/01/2041(d)	6,811,000	6,861,798
2.00%, 04/01/2056(d)	1,440,000	1,160,213
2.50%, 04/01/2056(d)	3,163,000	2,659,885
3.00%, 04/01/2056(d)	1,705,000	1,497,829
		25,380,910
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $188,836,067)		182,039,264
U.S. Treasury Securities–29.75%
U.S. Treasury Bills–1.33%
3.53% - 4.11%, 05/14/2026(e)(f)	4,218,000	4,199,700
U.S. Treasury Bonds–1.07%
5.38%, 02/15/2031	3,200,000	3,401,625
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–27.35%
0.88%, 06/30/2026	$2,000,000	$1,985,951
1.50%, 08/15/2026	7,450,000	7,387,121
1.13%, 02/28/2027	9,159,000	8,945,762
2.38%, 05/15/2027	3,700,000	3,642,476
0.50%, 06/30/2027	1,900,000	1,824,148
4.38%, 07/15/2027	5,000,000	5,034,766
3.63%, 08/31/2027	9,800,000	9,771,863
3.38%, 09/15/2027	9,800,000	9,737,027
2.25%, 11/15/2027	2,900,000	2,828,293
2.75%, 02/15/2028	1,900,000	1,863,855
1.25%, 06/30/2028	4,500,000	4,253,906
2.88%, 08/15/2028	7,500,000	7,342,969
2.38%, 05/15/2029	2,600,000	2,489,754
1.63%, 08/15/2029	400,000	372,305
3.63%, 08/31/2030	9,790,000	9,670,876
3.88%, 12/31/2032	9,800,000	9,658,934
		86,810,006
Total U.S. Treasury Securities (Cost $95,933,235)		94,411,331
Certificates of Deposit–13.99%
Diversified Banks–13.99%
Bank of Nova Scotia (Canada),
4.05% (SOFR + 0.40%), 02/09/2027(a)	5,000,000	5,000,818
3.95% (SOFR + 0.30%), 02/24/2027(a)	4,400,000	4,409,152
BNP Paribas S.A. (France), 3.96% (SOFR + 0.31%), 02/05/2027(a)	7,000,000	6,998,043
Credit Agricole Corporate and Investment Bank (France), 3.99% (SOFR + 0.34%), 08/28/2026(a)	6,000,000	6,004,038
Credit Industriel et Commercial (France), 3.98% (SOFR + 0.33%), 08/20/2026(a)	4,000,000	4,002,576
Royal Bank of Canada (Canada), 3.98% (SOFR + 0.33%), 07/09/2026(a)	9,000,000	9,004,146
Standard Chartered Bank (United Kingdom), 3.98% (SOFR + 0.33%), 07/24/2026(a)	9,000,000	9,001,962
Total Certificates of Deposit (Cost $44,400,000)		44,420,735

Asset-Backed Securities–10.52%(g)
Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 5.46% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(h)	436,599	438,547
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,764,320
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(i)	149,527	146,065
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	585,863	543,551
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	811,365	753,488
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(h)	816,394	817,025
Cross Mortgage Trust, Series 2026- NQM3, Class A3, 5.48%, 03/25/2071(h)	3,000,000	2,989,658
Principal Amount		Value

Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(h)	$715,489	$713,682
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 4.48% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,012,273	2,002,146
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(h)	3,033,268	3,024,335
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.21% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(h)	980,867	982,775
Series 2025-HE2, Class A1, 5.21% (30 Day Average SOFR + 1.55%), 12/25/2065(a)(h)	3,135,119	3,135,425
Series 2025-HE2, Class M1, 5.56% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(h)	810,000	813,176
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(h)	1,084,109	1,089,087
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(h)	797,774	791,394
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(h)	3,000,000	3,001,557
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.54% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(h)	550,525	542,195
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(h)	2,957,901	2,932,918
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(h)	820,284	777,210
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(h)	1,246,752	1,196,050
Series 2021-2A, Class B, 2.82%, 04/20/2046(h)	2,426,667	2,271,759
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(h)	2,635,341	2,662,823
Total Asset-Backed Securities (Cost $33,811,301)		33,389,186
Commercial Paper–8.51%(e)
Diversified Banks–8.51%
Bank of Montreal (Canada), 4.04% (SOFR + 0.39%), 02/17/2027(a)	8,000,000	8,001,336
Toronto-Dominion Bank (The) (Canada), 4.05% (SOFR + 0.40%), 04/10/2026(a)(h)	4,000,000	4,000,240
UBS AG (Switzerland), 4.04% (SOFR + 0.38%), 05/15/2026(a)(h)	9,000,000	9,002,580
Westpac Banking Corp. (Australia), 3.92% (SOFR + 0.27%), 02/23/2027(a)(h)	6,000,000	5,995,208
Total Commercial Paper (Cost $26,998,399)		26,999,364
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(j)(k) (Cost $2,769,291)	2,769,291	$2,769,291
TOTAL INVESTMENTS IN SECURITIES–120.99% (Cost $392,748,293)		384,029,171
OTHER ASSETS LESS LIABILITIES—(20.99)%		(66,630,808)
NET ASSETS–100.00%		$317,398,363

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(2.75)%
Uniform Mortgage-Backed Securities–(2.75)%
TBA, 2.50%, 04/01/2041(d)	$(6,789,000)	$(6,415,291)
TBA, 2.00%, 04/01/2056(d)	(1,440,000)	(1,160,213)
TBA, 2.00%, 05/01/2056(d)	(1,440,000)	(1,159,594)
Total Securities Sold Short (Proceeds $(8,773,308))	(8,735,098)
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2026.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Non-U.S. government sponsored securities.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $48,474,683, which represented 15.27% of the Fund’s Net Assets.

(i)	Zero coupon bond issued at a discount.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,949,906	$47,799,064	$(60,979,679)	$-	$-	$2,769,291	$84,942

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	228	June-2026	$47,297,531	$(338,784)	$(338,784)
U.S. Treasury 5 Year Notes	737	June-2026	79,728,430	(1,014,495)	(1,014,495)
U.S. Treasury 10 Year Notes	252	June-2026	27,983,813	(460,291)	(460,291)
U.S. Treasury 10 Year Ultra Notes	99	June-2026	11,238,047	(217,894)	(217,894)
U.S. Treasury Ultra Bonds	4	June-2026	466,250	(11,756)	(11,756)
Subtotal—Long Futures Contracts				(2,043,220)	(2,043,220)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	95	June-2026	(10,818,125)	351,632	351,632
Total Futures Contracts				$(1,691,588)	$(1,691,588)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	SOFR	Annually	(3.57)%	Annually	01/30/2031	USD	7,049,000	$—	$11,919	$11,919

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$182,039,264	$—	$182,039,264
U.S. Treasury Securities	—	94,411,331	—	94,411,331
Certificates of Deposit	—	44,420,735	—	44,420,735
Asset-Backed Securities	—	33,389,186	—	33,389,186
Commercial Paper	—	26,999,364	—	26,999,364
Money Market Funds	2,769,291	—	—	2,769,291
Total Investments in Securities	2,769,291	381,259,880	—	384,029,171
Other Investments - Assets*
Futures Contracts	351,632	—	—	351,632
Swap Agreements	—	11,919	—	11,919
	351,632	11,919	—	363,551
Other Investments - Liabilities*
Securities Sold Short	—	(8,735,098)	—	(8,735,098)
Futures Contracts	(2,043,220)	—	—	(2,043,220)
	(2,043,220)	(8,735,098)	—	(10,778,318)
Total Other Investments	(1,691,588)	(8,723,179)	—	(10,414,767)
Total Investments	$1,077,703	$372,536,701	$—	$373,614,404

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco V.I. Government Securities Fund